Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2023
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements
(18)	Recent Accounting Pronouncements

In March 2023, the FASB issued ASU No. 2023-02, “Investments – Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Tax Credit Structures Using the Proportional Amortization Method (a consensus of the Emerging Issues Task Force).” The guidance is intended to improve the accounting and disclosures for investments in tax credit structures. The ASU allows entities to elect to account for qualifying tax equity investments using the proportional amortization method, regardless of the program giving rise to the related income tax credits. Previously, this method was only available for qualifying investments in low- income housing tax credit structures. The amendments in this ASU are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Early adoption is permitted. The adoption of this ASU will not have any impact on the Company as the Company doesn’t have such investments.